UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust — Monthly Income Funds

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Capital Trust
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008
Item 1: Report(s) to Shareholders.

Schwab ® Monthly Income Funds

Semiannual Report
June 30, 2008

Schwab® Monthly Income Fund - Moderate Payout

Schwab® Monthly Income Fund - Enhanced Payout

Schwab® Monthly Income Fund - Maximum Payout

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period*

Schwab® Monthly Income Fund - Moderate Payout (Ticker Symbol: SWJRX)	−1.32%

Benchmark: Moderate Payout Composite Index	−1.39%
Fund Category: Morningstar Conservative Allocation	−0.69%

Performance Details	pages 6-7

Schwab® Monthly Income Fund - Enhanced Payout (Ticker Symbol: SWKRX)	−1.12%

Benchmark: Enhanced Payout Composite Index	−1.05%
Fund Category: Morningstar Conservative Allocation	−0.69%

Performance Details	pages 8-9

Schwab® Monthly Income Fund - Maximum Payout (Ticker Symbol: SWLRX)	−0.94%

Benchmark: Maximum Payout Composite Index	−0.74%
Fund Category: Morningstar Conservative Allocation	−0.69%

Performance Details	pages 10-11

Minimum Initial Investment[1]	$ 100

*	Funds’ inception date 3/28/08.
All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Source for category information: Morningstar, Inc.
The Moderate Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Lehman U.S. Aggregate Bond Index.
The Enhanced Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Lehman U.S. Aggregate Bond Index.
The Maximum Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Lehman U.S. Aggregate Bond Index.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Monthly Income Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab Monthly Income Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I would like to welcome you to the recently launched Schwab Monthly Income Funds. The funds were created as part of our ongoing effort to better serve clients by expanding our fund offering. The investment plan provided by the funds is built on sound principles of investing, such as asset allocation and diversification. The funds’ portfolio managers allocate your money across different asset classes such as bonds, stocks and cash. This diversification can help you weather the inevitable ups and downs of the market.

The funds are intended to meet the income needs of investors in or approaching retirement by making monthly distribution payments from net investment income. It has come to our attention that many of the funds’ shareholders are choosing to reinvest their distribution payments. While reinvestment of distribution payments is an option, the funds are designed with the expectation that the distribution payments will be paid in cash. If you have opted to reinvest your distribution payments, you may want to consider whether this option best meets your needs.

Here at Schwab we remain committed to helping you manage your wealth. As the needs of investors change we are focused on having the right investment solutions to help meet the needs of our clients.

Thank you for investing with us.

Sincerely,

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

Schwab Monthly Income Funds 3

The Investment Environment

The U.S. Economy experienced heightened volatility and uncertainty throughout the period as it continued to factor in the impacts felt in the residential mortgage and credit shock that began last year. Bond markets, in particular, suffered in March as deleveraging, downgrades, and writedowns caused many financial institutions to seek new capital infusions and sell positions, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation.

An analysis of significant economic indicators presented mixed messages with regard to fundamentals. While Gross Domestic Product (GDP) expanded at an annual rate of 0.9% in the first quarter and 1.9% in the second quarter, indicating that the economy continued to grow, other figures were less encouraging. In June, consumer confidence slid to 50.4, according to the index maintained by the Conference Board, ebbing in both the first and second quarters this year. Unemployment was also worrisome as it crept up to 5.5%, marking a 22 year high. Headline inflation rose to 4.4% during the period, as the spread between core inflation and inflation including energy and food widened.

Oil and food prices had a substantial impact on investor sentiment and outlook throughout the period, the impacts of which were partially exacerbated by a weak dollar. According to some economists, speculation has driven the price of oil up faster and further than underlying fundamentals would suggest. Prices reached more than $140 per barrel, driven by speculation and currency differences, suggesting that prices may have decoupled from underlying demand. The dollar continued to be weak against other key currencies, such as the Yen and Euro, which has tended to magnify the total effect of higher prices on consumer spending and inflation, because both domestic goods and imports have become simultaneously more expensive.

Price volatility in all corners of the market spurred risk aversion throughout the period, as investors shed higher yielding and riskier assets in favor of securities that offered capital preservation. As the financial outlook for residential and corporate debt remained troublesome, investors shied away from asset-backed and collateralized debt in favor of Government issues or more transparent and less complex securities, such as Treasury bills and Commercial Paper. U.S. Treasuries in particular experienced a surge in demand because their Government backing protects them against default risk. While the demand for Treasuries sent prices up, it brought yields down to very low levels. As a result, the yield spread between short-term Treasuries and other short-term debt instruments widened.

Tepid economic growth, financial turmoil, and rising prices left the Federal Reserve (the Fed) in a precarious position with regard to interest rates. The supply of money (M2) expanded at a mediocre 1.2% rate during the period, an indication that lending remained tight despite Fed action. While the Fed cut rates from 4.25% to 2.00% in an effort to stimulate the economy, the consensus during the Federal Open Market Committee meeting in June was to leave rates unchanged. Many investors saw a pause in rate cuts as an indication that inflationary concerns have caught up with Fed action and that the next monetary policy move would be to tighten.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-11.91%	S&P 500® Index: measures U.S. large-cap stocks

-9.37%	Russell 2000® Index: measures U.S. small-cap stocks

-10.96%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

1.13%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

1.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manger views and portfolio holdings my have changed since the report date.

4 Schwab Monthly Income Funds

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Caroline Lee, a managing director and portfolio manager of the investment adviser, co-manages the funds. Prior to joining the firm in November 2005, she worked in asset management for over four years overseeing subadvisor relationships in the pension group of a major corporation. She has also had three years of previous experience in investment management at another financial services firm.

Thomas P. Miller, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. He joined the firm in 2000. In 2006, he became a member of the investment adviser’s Portfolio Strategy group. He was appointed portfolio manager in 2008.

Schwab Monthly Income Funds 5

Schwab® Monthly Income Fund - Moderate Payout

The Schwab Monthly Income Funds (the funds) are designed to provide monthly income throughout the year while retaining the opportunity for growth to meet future income needs. In accordance with guidelines stated in the funds’ prospectus, the higher the targeted payout rate, the lower the growth potential of a particular fund. The funds invest in a range of Schwab Funds and Laudus Funds—including equity funds, fixed income funds, and money market funds—in accordance with their respective target asset allocation. Because each Monthly Income Fund is a fund-of-funds, its return will reflect a blend of the returns of the underlying funds based on their relative weightings.

Schwab Monthly Income Fund – Moderate Payout (the fund) returned -1.32% since inception on 3/28/08 through the period ending 6/30/08. During the same period, the fund’s custom benchmark returned -1.39%. This fund is designed to offer investors a targeted annual payout of 3-4% and an increase in capital over the long term that is expected to be greater than that of the Enhanced Payout Fund and the Maximum Payout Fund*. The fund seeks to maintain a target blend of 40% equity and 60% fixed income and money market securities.

During the period, the fund was impacted as the economy and financial markets experienced heightened volatility and uncertainty as they continued to factor in the impacts of the residential mortgage and credit shock that began last year. Financial institutions, particularly banks and their associated debt instruments, were disproportionately affected in this crisis as they incurred credit downgrades and write-downs on assets, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors as Energy outperformed all other industry groups, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation. During the period the Federal Reserve cut the Fed Funds Rate from 4.25% to 2.00% but warned that future rate cuts were unlikely because of inflationary pressures.

As of 06/30/08:
 Statistics

Number of Holdings	10
Weighted Average
Market Cap

($ x 1,000,000)	$43,580

Price/Earnings Ratio (P/E)	14.9

Price/Book Ratio (P/B)	2.3

Portfolio Turnover Rate[1]	1%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	22.6%

Equity Funds - International	16.0%

Fixed-Income Funds	56.8%

Short-Term Investments	4.6%

Total	100.0%

 Top Holdings % of Net Assets2

Schwab Premier Income Fund,

Institutional Shares	23.0%

Schwab Total Bond Market Fund	17.9%
Schwab Dividend Equity Fund,

Select Shares	16.4%

Schwab Short-Term Bond Market Fund	10.9%
Schwab Global Real Estate

Fund, Select Shares	10.0%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	6.2%
Laudus International MarketMasters

Fund, Select Shares	6.0%
Laudus Mondrian Fixed Income

Fund, Institutional Shares	4.8%
Schwab Value Advantage Money

Fund, Institutional Shares	3.0%

Total	98.2%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Monthly Income Funds

 Schwab® Monthly Income Fund - Moderate Payout

Performance Summary as of 06/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Total Returns1,2

Fund and Inception Date	Since Inception

Fund: Schwab® Monthly Income Fund - Moderate Payout (3/28/08)	-1.32%
Benchmark: Moderate Payout Composite Index[3]	-1.39%
Fund Category: Morningstar Conservative Allocation	-0.69%

Fund Expense Ratios4: Net 0.76%; Gross 0.88%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Moderate Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Lehman U.S. Aggregate Bond Index.

[4]	As of 3/3/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Monthly Income Funds 7

Schwab® Monthly Income Fund - Enhanced Payout

The Schwab Monthly Income Funds (the funds) are designed to provide monthly income throughout the year while retaining the opportunity for growth to meet future income needs. In accordance with guidelines stated in the funds’ prospectus, the higher the targeted payout rate, the lower the growth potential of a particular fund. The funds invest in a range of Schwab Funds and Laudus Funds—including equity funds, fixed income funds, and money market funds—in accordance with their respective target asset allocation. Because each Monthly Income Fund is a fund-of-funds, its return will reflect a blend of the returns of the underlying funds based on their relative weightings.

Schwab Monthly Income Fund – Enhanced Payout (the fund) returned -1.12% since inception on 3/28/08 through the period ending 6/30/08. During the same period, the fund’s custom benchmark returned -1.05%. This fund is designed to offer investors a targeted annual payout of 4-5% and an increase in capital over the long term that is expected to be less than that of the Moderate Payout Fund and greater than that of the Maximum Payout Fund*. The fund seeks to maintain a target blend of 25% equity and 75% fixed income and money market securities.

During the period, the fund was impacted as the economy and financial markets experienced heightened volatility and uncertainty as they continued to factor in the impacts of the residential mortgage and credit shock that began last year. Financial institutions, particularly banks and their associated debt instruments, were disproportionately affected in this crisis as they incurred credit downgrades and write-downs on assets, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors as Energy outperformed all other industry groups, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation. During the period the Federal Reserve cut the Fed Funds Rate from 4.25% to 2.00% but warned that future rate cuts were unlikely because of inflationary pressures.

As of 06/30/08:
 Statistics

Number of Holdings	9
Weighted Average
Market Cap

($ x 1,000,000)	$42,285

Price/Earnings Ratio (P/E)	14.7

Price/Book Ratio (P/B)	2.1

Portfolio Turnover Rate[1]	12%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	13.9%

Equity Funds - International	10.3%

Fixed-Income Funds	70.7%

Short-Term Investments	5.1%

Total	100.0%

 Top Holdings % of Net Assets2

Schwab Premier Income Fund,

Institutional Shares	29.5%

Schwab Total Bond Market Fund	24.1%

Schwab Short-Term Bond Market Fund	12.0%
Schwab Dividend Equity Fund,

Select Shares	10.7%
Schwab Global Real Estate

Fund, Select Shares	7.3%
Schwab Value Advantage Money

Fund, Institutional Shares	5.1%
Laudus Mondrian Fixed Income

Fund, Institutional Shares	4.8%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	3.1%
Laudus International MarketMasters

Fund, Select Shares	3.0%

Total	99.6%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Monthly Income Funds

 Schwab® Monthly Income Fund - Enhanced Payout

Performance Summary as of 06/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	Since Inception

Fund: Schwab® Monthly Income Fund - Enhanced Payout (3/28/08)	-1.12%
Benchmark: Enhanced Payout Composite Index[3]	-1.05%
Fund Category: Morningstar Conservative Allocation	-0.69%

Fund Expense Ratios4: Net 0.68%; Gross 0.80%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Enhanced Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Lehman U.S. Aggregate Bond Index.

[4]	As of 3/3/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Monthly Income Funds 9

Schwab® Monthly Income Fund - Maximum Payout

The Schwab Monthly Income Funds (the funds) are designed to provide monthly income throughout the year while retaining the opportunity for growth to meet future income needs. In accordance with guidelines stated in the funds’ prospectus, the higher the targeted payout rate, the lower the growth potential of a particular fund. The funds invest in a range of Schwab Funds and Laudus Funds—including equity funds, fixed income funds, and money market funds—in accordance with their respective target asset allocation. Because each Monthly Income Fund is a fund-of-funds, its return will reflect a blend of the returns of the underlying funds based on their relative weightings.

Schwab Monthly Income Fund – Maximum Payout (the fund) returned -0.94% since inception on 3/28/08 through the period ending 6/30/08. During the same period, the fund’s custom benchmark returned -0.74%. This fund offers a targeted annual payout of 5-6% and an increase in capital over the long term that is expected to be less than that of the Moderate Payout Fund and the Enhanced Payout Fund*. The fund seeks to maintain a target blend of 10% equity and 90% fixed income and money market fund securities.

During the period, the fund was impacted as the economy and financial markets experienced heightened volatility and uncertainty as they continued to factor in the impacts of the residential mortgage and credit shock that began last year. Financial institutions, particularly banks and their associated debt instruments, were disproportionately affected in this crisis as they incurred credit downgrades and write-downs on assets, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors as Energy outperformed all other industry groups, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation. During the period the Federal Reserve cut the Fed Funds Rate from 4.25% to 2.00% but warned that future rate cuts were unlikely because of inflationary pressures.

As of 06/30/08:
 Statistics

Number of Holdings	8
Weighted Average
Market Cap

($ x 1,000,000)	$36,567

Price/Earnings Ratio (P/E)	13.7

Price/Book Ratio (P/B)	1.7

Portfolio Turnover Rate[1]	9%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	4.8%

Equity Funds - International	4.5%

Fixed-Income Funds	82.4%

Short-Term Investments	8.3%

Total	100.0%

 Top Holdings % of Net Assets2

Schwab Premier Income Fund,

Institutional Shares	34.7%

Schwab Total Bond Market Fund	26.8%

Schwab Short-Term Bond Market Fund	14.8%
Schwab Value Advantage Money

Fund, Institutional Shares	7.0%
Laudus Mondrian Fixed Income

Fund, Institutional Shares	6.2%
Schwab Dividend Equity Fund,

Select Shares	4.8%
Schwab Global Real Estate

Fund, Select Shares	4.5%

Total	98.8%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Monthly Income Funds

 Schwab® Monthly Income Fund - Maximum Payout

Performance Summary as of 06/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	Since Inception

Fund: Schwab® Monthly Income Fund - Maximum Payout (3/28/08)	-0.94%
Benchmark: Maximum Payout Composite Index[3]	-0.74%
Fund Category: Morningstar Conservative Allocation	-0.69%

Fund Expense Ratios4: Net 0.61%; Gross 0.73%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Maximum Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Lehman U.S. Aggregate Bond Index.

[4]	As of 3/3/08 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Monthly Income Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning March 28, 2008 and held through June 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 3/28/08	at 6/30/08	3/28/08–6/30/08

Schwab Monthly Income Fund - Moderate Payout
Actual Return	0.00%	$1,000	$986.80	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,012.98	$0.00

Schwab Monthly Income Fund - Enhanced Payout
Actual Return	0.00%	$1,000	$988.80	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,012.98	$0.00

Schwab Monthly Income Fund - Maximum Payout
Actual Return	0.00%	$1,000	$990.60	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,012.98	$0.00

[1]	Based on the most recent expense ratio; may differ from the expense ratio provided in Financial Highlights; Schwab and CSIM have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of each fund through 2/27/09 to 0.00%. The agreement to limit each fund’s net operating expenses is limited to the fund’s direct operating expenses and therefore does not apply to the indirect expenses incurred by the fund through its investments in the underlying funds,

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 95 days of the period (from 03/28/08, commencement of operations, through 06/30/08), and divided by 366 days of the fiscal year.

12 Schwab Monthly Income Funds

Schwab® Monthly Income Fund - Moderate
Payout

Financial Statements

Financial Highlights

	3/28/08[1]–
	6/30/08*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10
Net realized and unrealized gains (losses)	(0.23)

Total from investment operations	(0.13)
Less distributions:
Dividends from net investment income	(0.07)

Net asset value at end of period	9.80

Total return (%)	(1.32)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4]
Gross operating expenses[3]	0.66	[4]
Net investment income (loss)	4.23	[4]
Portfolio turnover rate	1	[2]
Net assets, end of period ($ x 1,000,000)	10
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

See financial notes 13

 Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.2%	Other Investment Companies	10,081	9,806
1.6%	Short-Term Investment	160	160

99.8%	Total Investments	10,241	9,966
0.2%	Other Assets and Liabilities, Net		20

100.0%	Total Net Assets		9,986

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 98.2% of net assets

Equity Funds 38.5%
Laudus International MarketMasters Fund, Select Shares (a)	30,108	596
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	64,668	619
Schwab Dividend Equity Fund, Select Shares (a)	124,194	1,634
Schwab Global Real Estate Fund, Select Shares (a)	138,042	998

		3,847

Fixed-Income Funds 56.7%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	44,744	475
Schwab Premier Income Fund, Institutional Shares (a)	231,032	2,310
Schwab Short-Term Bond Market Fund (a)	116,082	1,087
Schwab Total Bond Market Fund (a)	193,292	1,786

		5,658

Money Funds 3.0%
Schwab Value Advantage Money Fund, Institutional Shares (a)	301,082	301

Total Other Investment Companies (Cost $10,081)		9,806

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.6% of net assets

Repurchase Agreement 1.6%
Fixed Income Clearing Corp.
Fully collateralized by Federal Home Loan Mortgage Corp. with a value of $166
1.95%, issued 06/30/08,
due 07/01/08	160	160

Total Short-Term Investment (Cost $160)		160

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08 the tax basis cost of the fund’s investments was $10,243 and the unrealized appreciation and depreciation were $17 and ($294), respectively, with a net unrealized depreciation of $277.

(a)	Issuer is affiliated with the fund’s adviser.

14 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $10,081)		$9,806
Investments in unaffiliated issuers, at value (cost $160)	+	160

Total investments, at value (cost $10,241)		9,966
Cash		1
Receivables:
Fund shares sold		45
Dividends	+	44

Total assets		10,056

Liabilities
Payables:
Investments bought		43
Fund shares redeemed		25
Accrued expenses	+	2

Total liabilities		70

Net Assets
Total assets		10,056
Total liabilities	−	70

Net assets		$9,986
Net Assets by Source
Capital received from investors		10,225
Net investment income not yet distributed		34
Net realized capital gains		2
Net unrealized capital losses		(275)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$9,986		1,019		$9.80

See financial notes 15

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Operations
For March 28, 2008* through June 30, 2008; unaudited. All numbers x1,000.

Investment Income
Dividends received from affiliated underlying funds		$100
Interest	+	1

Total Investment Income		101

Net Realized Gains and Losses
Net realized gains on sales of affiliated underlying funds		2

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(275)

Expenses
Professional fees		6
Registration fees		4
Shareholder reports		3
Portfolio accounting fees		2
Trustees’ fees	+	1

Total expenses		16
Expense reduction by adviser (Note 3)	−	16

Net expenses		-

Increase (Decrease) in Net Assets from Operations
Total investment income		101
Net expenses	−	-

Net investment income		101
Net realized gains		2
Net unrealized losses	+	(275)

Decrease in net assets from operations		($172)

*	Commencement of operations.

16 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statements of
Changes in Net Assets
For the current report period; unaudited. All numbers x 1,000.

Operations

		3/28/08*–06/30/08
Net investment income		$101
Net realized gains		2
Net unrealized losses	+	(275)

Decrease in net assets from operations		(172)

Distributions to Shareholders
Distributions from net investment income		67

Transactions in Fund Shares

		3/28/08*–06/30/08
		SHARES	VALUE
Shares Sold		1,056	$10,597
Shares Reinvested		5	48
Shares Redeemed	+	(42)	(420)

Net transactions in fund shares		1,019	$10,225

Shares Outstanding and Net Assets
		3/28/08*–06/30/08
		SHARES	NET ASSETS
Beginning of period		–	$–
Total increase	+	1,019	9,986

End of period		1,019	$9,986

Net investment income not yet distributed			$34

*	Commencement of operations.

See financial notes 17

Schwab® Monthly Income Fund - Enhanced
Payout

Financial Statements

Financial Highlights

	3/28/08[1]–
	6/30/08*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12
Net realized and unrealized gains (losses)	(0.23)

Total from investment operations	(0.11)
Less distributions:
Dividends from net investment income	(0.08)

Net asset value at end of period	9.81

Total return (%)	(1.12)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4]
Gross operating expenses[3]	0.46	[4]
Net investment income (loss)	4.61	[4]
Portfolio turnover rate	12	[2]
Net assets, end of period ($ x 1,000,000)	13
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

18 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.6%	Other Investment Companies	13,780	13,431

99.6%	Total Investments	13,780	13,431
0.4%	Other Assets and Liabilities, Net		57

100.0%	Total Net Assets		13,488

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.6% of net assets

Equity Funds 24.1%
Laudus International MarketMasters Fund, Select Shares (a)	20,508	406
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	44,258	423
Schwab Dividend Equity Fund, Select Shares (a)	109,402	1,440
Schwab Global Real Estate Fund, Select Shares (a)	135,801	982

		3,251

Fixed-Income Funds 70.4%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	60,822	646
Schwab Premier Income Fund, Institutional Shares (a)	398,113	3,981
Schwab Short-Term Bond Market Fund (a)	172,890	1,618
Schwab Total Bond Market Fund (a)	351,607	3,249

		9,494

Money Funds 5.1%
Schwab Value Advantage Money Fund, Institutional Shares (a)	686,170	686

Total Other Investment Companies (Cost $13,780)		13,431

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08 the tax basis cost of the fund’s investments was $13,813 and the unrealized appreciation and depreciation were $10 and ($392), respectively, with a net unrealized depreciation of ($382).

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 19

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $13,780)		$13,431
Cash		23
Receivables:
Investments sold		100
Fund shares sold		7
Dividends	+	62

Total assets		13,623

Liabilities
Payables:
Investments bought		61
Fund shares redeemed		73
Accrued expenses	+	1

Total liabilities		135

Net Assets
Total assets		13,623
Total liabilities	−	135

Net assets		$13,488
Net Assets by Source
Capital received from investors		13,807
Net investment income not yet distributed		50
Net realized capital losses		(20)
Net unrealized capital losses		(349)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$13,488		1,374		$9.81

20 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Operations
For March 28, 2008* through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$159
Interest	+	1

Total Investment Income		160

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(20)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(349)

Expenses
Professional fees		6
Registration fees		4
Shareholder reports		3
Portfolio accounting fees		2
Trustees’ fees	+	1

Total expenses		16
Expense reduction by adviser (Note 3)	−	16

Net expenses		-

Increase (Decrease) in Net Assets from Operations
Total investment income		160
Net expenses	−	-

Net investment income		160
Net realized losses		(20)
Net unrealized losses	+	(349)

Decrease in net assets from operations		($209)

*	Commencement of operations.

See financial notes 21

 Schwab Monthly Income Fund - Enhanced Payout

Statements of
Changes in Net Assets
For the current report period; unaudited. All numbers x 1,000.

Operations

		3/28/08*–06/30/08
Net investment income		$160
Net realized losses		(20)
Net unrealized losses	+	(349)

Decrease in net assets from operations		(209)

Distributions to Shareholders
Distributions from net investment income		110

Transactions in Fund Shares

		3/28/08*–06/30/08
		SHARES	VALUE
Shares Sold		1,637	$16,419
Shares Reinvested		6	65
Shares Redeemed	+	(269)	(2,677)

Net transactions in fund shares		1,374	$13,807

Shares Outstanding and Net Assets
		3/28/08*–06/30/08
		SHARES	NET ASSETS
Beginning of period		–	$–
Total increase	+	1,374	13,488

End of period		1,374	$13,488

Net investment income not yet distributed			$50

*	Commencement of operations.

22 See financial notes

Schwab® Monthly Income Fund - Maximum
Payout

Financial Statements

Financial Highlights

	3/28/08[1]–
	6/30/08*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12
Net realized and unrealized gains (losses)	(0.21)

Total from investment operations	(0.09)
Less distributions:
Dividends from net investment income	(0.09)

Net asset value at end of period	9.82

Total return (%)	(0.94)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4]
Gross operating expenses[3]	0.19	[4]
Net investment income (loss)	5.13	[4]
Portfolio turnover rate	9	[2]
Net assets, end of period ($ x 1,000,000)	34
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

See financial notes 23

 Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.8%		Other Investment Companies	34,502	33,749
1.3%		Short-Term Investment	454	454

100.1%		Total Investments	34,956	34,203
(0	.1)%	Other Assets and Liabilities, Net		(33)

100.0%		Total Net Assets		34,170

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 98.8% of net assets

Equity Funds 9.3%
Schwab Dividend Equity Fund, Select Shares (a)	124,386	1,637
Schwab Global Real Estate Fund, Select Shares (a)	213,883	1,547

		3,184

Fixed-Income Funds 82.5%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	199,253	2,114
Schwab Premier Income Fund, Institutional Shares (a)	1,184,421	11,844
Schwab Short-Term Bond Market Fund (a)	541,157	5,065
Schwab Total Bond Market Fund (a)	990,567	9,153

		28,176

Money Funds 7.0%
Schwab Value Advantage Money Fund, Institutional Shares (a)	2,389,190	2,389

Total Other Investment Companies (Cost $34,502)		33,749

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.3% of net assets

Repurchase Agreement 1.3%
Fixed Income Clearing Corp.
Fully collateralized by Federal Home Loan Mortgage Corp. with a value of $463
1.95%, issued 06/30/08,
due 07/01/08	454	454

Total Short-Term Investments (Cost $454)		454

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08 the tax basis cost of the fund’s investments was $35,001 and the unrealized appreciation and depreciation were $0 and ($798), respectively, with a net unrealized depreciation of ($798).

(a)	Issuer is affiliated with the fund’s adviser.

24 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $34,502)		$33,749
Investments in unaffiliated issuers, at value (cost $454)	+	454

Total investments, at value (cost $34,956)		34,203
Cash		1
Receivables:
Fund shares sold		73
Dividends		157
Prepaid expenses	+	6

Total assets		34,440

Liabilities
Payables:
Investments bought		155
Fund shares redeemed	+	115

Total liabilities		270

Net Assets
Total assets		34,440
Total liabilities	−	270

Net assets		$34,170
Net Assets by Source
Capital received from investors		34,814
Net investment income not yet distributed		127
Net realized capital losses		(18)
Net unrealized capital losses		(753)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$34,170		3,478		$9.82

See financial notes 25

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Operations
For March 28, 2008* through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$418
Interest	+	3

Total Investment Income		421

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(18)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(753)

Expenses
Professional fees		6
Registration fees		4
Shareholder reports		3
Portfolio accounting fees		2
Trustees’ fees	+	1

Total expenses		16
Expense reduction by adviser (Note 3)	−	16

Net expenses		-

Increase (Decrease) in Net Assets from Operations
Total investment income		421
Net expenses	−	-

Net investment income		421
Net realized losses		(18)
Net unrealized losses	+	(753)

Decrease in net assets from operations		($350)

*	Commencement of operations.

26 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statements of
Changes in Net Assets
For the current report period; unaudited. All numbers x 1,000.

Operations

		3/28/08*–06/30/08
Net investment income		$421
Net realized losses		(18)
Net unrealized losses	+	(753)

Decrease in net assets from operations		(350)

Distributions to Shareholders
Distributions from net investment income		294

Transactions in Fund Shares

		3/28/08*–06/30/08
		SHARES	VALUE
Shares Sold		4,144	$41,422
Shares Reinvested		16	159
Shares Redeemed	+	(682)	(6,767)

Net transactions in fund shares		3,478	$34,814

Shares Outstanding and Net Assets
		3/28/08*–06/30/08
		SHARES	NET ASSETS
Beginning of period		–	$–
Total increase	+	3,478	34,170

End of period		3,478	$34,170

Net investment income not yet distributed			$127

*	Commencement of operations.

See financial notes 27

 Schwab Monthly Income Funds

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Monthly Income Fund — Moderate Payout
Schwab Monthly Income Fund — Enhanced Payout
Schwab Monthly Income Fund — Maximum Payout
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund (formerly Schwab
Viewpoints Fund)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company
 Index Fund
Schwab Fundamental US Small-Mid Company
 Index Fund
Schwab Fundamental International Large
 Company Index Fund
Schwab Fundamental International Small-Mid
 Company Index Fund
Schwab Fundamental Emerging Markets
Index Fund

The Schwab Monthly Income Funds commenced operations on March 28, 2008 and the funds are “fund of funds”. Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab Funds and Laudus Funds (underlying funds) in accordance with its target portfolio allocation. In addition, the funds may purchase individual securities to achieve their investment objectives. Each fund bears its share of the allocable expenses of the underlying funds in which they invest. The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements.

The funds offer one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports.

(a) Security Valuation:

The funds value the investments in underlying funds every business day. The funds use the following policies to value these investments:

•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions.

(d) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(i) New Accounting Standards:

Financial Accounting Standards Board (“FASB”) Interpretation (FIN) No. 48 -— Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. A fund with a fiscal year ending December 31 will implement FIN 48 no later than June 30, 2008, and it will apply to all open tax years. The Schwab Monthly Income Funds implemented FIN 48 upon inception and have determined that there is no impact to the funds’ financial statements at this time.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

The funds adopted FASB Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective March 28, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the funds’ financial statements.

Various inputs are used in determining the value of a fund’s investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ net assets as of June 30, 2008:

	Investment in Securities*
	Monthly Income Fund	Monthly Income Fund	Monthly Income Fund
Valuation Inputs	Moderate Payout	Enhanced Payout	Maximum Payout

Level 1 — Quoted prices	$9,806	$13,431	$33,749
Level 2 — Other significant observable inputs	160	—	454
Level 3 — Significant unobservable inputs	—	—	—
Total	9,966	13,431	34,203

*	The funds had no Other Financial Instruments.

3. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

The underlying funds pay fees to the investment adviser for advisory and administrative services and to Schwab for transfer agent and shareholder services. The funds are not charged such fees directly. These fees are included in the net asset value of the underlying funds.

CSIM and Schwab have made agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00% through February 27, 2009.

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of June 30, 2008, the percentages of shares of other related funds owned by each Monthly Income Fund are:

	Monthly Income Fund		Monthly Income Fund		Monthly Income Fund
	Moderate Payout		Enhanced Payout		Maximum Payout

Schwab Active Equity Funds:
Dividend Equity Fund	0.1%		0.1%		0.1%
Laudus MarketMasters Funds:
International MarketMasters Fund	0.0%	*	0.0%	*	—
Laudus Rosenberg Funds:
U.S. Large Capitalization Growth Fund	1.0%		0.7%		—
Laudus Mondrian Funds:
Mondrian International Fixed Income Fund	0.5%		0.6%		2.0%
Schwab Bond Funds:
Short-Term Bond Market Fund	0.3%		0.4%		1.3%
Premier Income Fund	0.9%		1.6%		4.7%
Total Bond Market Fund	0.1%		0.2%		0.7%
Schwab Global Real Estate Fund:
Global Real Estate Fund	0.5%		0.5%		0.8%
Schwab Money Funds:
Value Advantage Money Fund	0.0%	*	0.0%	*	0.0% *

*	Less than 0.1%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

4. Board of Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5.	Borrowing from Banks:
(All dollar amounts are x 1,000)

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has overdraft facilities with the custodian and uncommitted line of credit arrangements of $150 million with State Street Corporation, $100 million with Bank of America, N.A. and $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

6.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended June 30, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Monthly Income Fund — Moderate Payout	$10,179	$100
Monthly Income Fund — Enhanced Payout	15,400	1,600
Monthly Income Fund — Maximum Payout	37,350	2,830

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

Initial Approval of Investment Advisory Agreement

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) called and held a meeting on February 25, 2008, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (“CSIM”) as investment adviser to the Schwab Monthly Income Fund - Moderate Payout, Schwab Monthly Income Fund - Enhanced Payout and Schwab Monthly Income Fund - Maximum Payout under the investment advisory agreement between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”). In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the funds under the Agreement. In recognition of the fact that the funds had not yet commenced operations, the Board also considered information previously provided by CSIM in May 2007 in connection with the Board’s consideration of the renewal of the Agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of the year, including information that relates to operations and performance of these other funds. The Independent Trustees received advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of Trustees for the approval of investment advisory agreements. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees approved the amendment to the Agreement with respect to the funds. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services to be provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;

3.	the funds’ estimated expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement relating to the funds reflect those economies of scale for the benefit of fund.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the funds and the resources of CSIM and its affiliates will dedicate to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features may be expected to benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are expected to be either brokerage clients of Schwab or clients of investment advisers who use Schwab for certain brokerage and administrative services. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported approval of the Agreement with respect to the funds.

Performance. With regard to fund performance, since the funds had not commenced operations and therefore did not have any performance of their own, the Board considered performance of other funds having comparable investment objectives and strategies advised by CSIM in determining whether to approve the Agreement. The trustees also considered both risk and shareholder risk expectations for the funds and the appropriateness of the benchmark that would be used to compare the performance of the funds. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the funds.

Fund Expenses. With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and the funds’ estimated net operating expense ratio in comparison to those of other comparable mutual funds. The trustees considered the effects of CSIM’s and Schwab’s commitment to waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported approval of the Agreement with respect to the funds.

Profitability. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees considered information that was previously provided by CSIM with respect to other funds it manages regarding profitability and how this information might reasonably be expected to be predictive of profitability to CSIM under the Agreement with respect to the funds. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the funds.

Economies of Scale. Recognizing that the funds had not yet commenced operations and had no assets, the trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to the funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement as it relates to the funds and concluded that the compensation under the Agreement relating to the funds is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

Approval of Renewal of Investment Advisory Agreement

In addition to the approvals described above, the Board approved the renewal of the Agreement with respect to all the series in the Trust, including Schwab Monthly Income Fund - Moderate Payout, Schwab Monthly Income Fund -Enhanced Payout and Schwab Monthly Income Fund - Maximum Payout, at a Meeting held on June 2, 2008. The Board calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the Agreement and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memo regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008, and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Schwab with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement with respect to the funds.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement with respect to the funds but it recognized that the funds have only been in operation for a very short period of time. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement with respect to the funds.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement with respect to the funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements with respect to the funds were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this analysis, the Board recognized that the Funds were newly organized and were still relatively small in size. Based on this evaluation the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to the funds and concluded that the compensation under the Agreement with respect to the funds is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information as of June 30, 2008, about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	69	None.

Walt W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek the highest current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are registered service marks of Research Affiliates LLC.

1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR43716-00

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust — Monthly Income Funds

By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer
Date: 8/14/08
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer

Date: 8/14/08

By:	/s/ George Pereira
George Pereira
Treasurer and Principal Financial Officer

Date: 8/14/08